Employee Retirement Plans - Change in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
U.S. Pension Plans
Change in plan assets for the pension plans
Plan assets at beginning of year	$ 187,299	$ 196,061
Actual return on plan assets	8,921	(5,009)
Company contributions	12,295	11,006
Benefits paid	(13,934)	(14,759)
Fair value of plan assets at end of year	194,581	187,299
Non-U.S. Pension Plans
Change in plan assets for the pension plans
Plan assets at beginning of year	751,878	776,737
Actual return on plan assets	124,059	19,390
Company contributions	141,698	28,070
Participant contributions	279	317
Benefits paid	(36,542)	(39,397)
Settlements	(32,383)
Currency translation	(162,491)	(33,239)
Fair value of plan assets at end of year	$ 786,498	$ 751,878